Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended		0 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012	Aug. 31, 2011 Patents	Jun. 27, 2014	Aug. 31, 2013 lawsuit Case	Aug. 31, 2012 principal	Sep. 26, 2012 action	Apr. 11, 2014
Loss Contingencies [Line Items]
Remedial cost range, minimum	$ 43,700,000
Remedial cost range, maximum	106,900,000
Environmental liabilities	67,100,000
Rent expense	19,900,000	16,900,000	15,500,000
Plant assets exchanged for IRBs	27,400,000
Period of property tax abatement	10 years
Tax Matters Agreement | Covidien
Loss Contingencies [Line Items]
Tax agreement, tax threshold	200,000,000
Asbestos Matters
Loss Contingencies [Line Items]
Pending claims	11,900
Estimation of liability, historical term	5 years
Estimation of liability, expected future term of claims	7 years
Accrued and other current liabilities
Loss Contingencies [Line Items]
Environmental liabilities, current	7,200,000
'222 and '218 Patent Litigation
Loss Contingencies [Line Items]
Patents allegedly infringed				2
Expiration period				30 months
Loss contingency charge					11,500,000
Previously settled claims	3
Glenridge Litigation
Loss Contingencies [Line Items]
Number of defendants							3
Number of lawsuits consolidated						2
Pending claims						1
Questcor Securities Litigation
Loss Contingencies [Line Items]
Filed-actions consolidated into the lawsuit								4
Questcor Shareholder Derivative Litigation
Loss Contingencies [Line Items]
Filed-actions consolidated into the lawsuit								5
Federal derivative action staying period a	60 days
Federal derivative action staying period b	60 days
David Taban, et al. v. Questcor Pharmaceuticals, Inc
Loss Contingencies [Line Items]
Federal derivative action staying period a	60 days
Federal derivative action staying period b	60 days
Mallinckrodt Veterinary, Inc., Millsboro, Delaware
Loss Contingencies [Line Items]
Number of Administrative Orders of Consent	2
Lower Passaic River, New Jersey
Loss Contingencies [Line Items]
Number of defendants	70
Remedial cost range, minimum									365,000,000
Remedial cost range, maximum									3,200,000,000
Environmental liabilities									23,100,000
Remedial cost, estimate									$ 1,700,000,000